Long-Term Receivables and Other Assets - Retirement and Severance Expenses (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Other Assets [Line Items]
Pension, retirement savings and severance expenses	$ 1,690	$ 6,009	$ 6,765	$ 7,614